Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 DIRECTV U.S.	Dec. 31, 2010 DIRECTV U.S.	Dec. 31, 2011 Sky Brasil year	Dec. 31, 2010 Sky Brasil	Mar. 31, 2010 Sky Brasil	Dec. 31, 2011 PanAmericana	Dec. 31, 2010 PanAmericana	Dec. 31, 2009 PanAmericana	Dec. 31, 2010 Sports Networks, Eliminations and Other	Dec. 31, 2011 Sports Networks, Eliminations and Other
Changes in the carrying amounts of goodwill
Goodwill, beginning balance	$ 4,148	$ 4,164	$ 3,176	$ 3,167	$ 466	$ 445		$ 211	$ 211	$ 211	$ 341	$ 295
Foreign currency translation adjustment	(52)	21			(52)	21
Acquisition accounting adjustments	1	(37)	1	9							(46)
Goodwill, ending balance	4,097	4,148	3,177	3,176	414	466		211	211	211	295	295
Satellite rights
Amount capitalized for satellite rights							116
Payments made to date for the right to use satellite for Sky Brasil					$ 87	$ 29
Intangible asset amortization period (in years)					15